Stock Transactions And Stock-Based Compensation (Assumptions Used In The Black-Scholes Model To Value Options Granted) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	21.40%	17.90%	24.30%
Dividend yield	0.60%	0.70%	0.60%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.60%	1.80%	1.20%
Expected years until exercise	5 years	5 years	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.10%	2.20%	1.80%
Expected years until exercise	8 years	8 years	8 years